Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Intangible Assets

A summary of intangible assets is as follows as of the dates indicated:

	July 31, 2013			October 31, 2012
In thousands	Gross Amount	Amortization	Net Book Value	Gross Amount	Amortization	Net Book Value
Non-amortizable trademarks	$124,068	$—	$124,068	$124,053	$—	$124,053
Amortizable trademarks	24,046	(12,020)	12,026	23,543	(10,866)	12,677
Amortizable licenses	12,228	(12,228)	—	13,919	(13,803)	116
Other amortizable intangibles	8,133	(5,843)	2,290	8,083	(5,480)	2,603

	$168,475	$(30,091)	$138,384	$169,598	$(30,149)	$139,449

A summary of intangible assets as of the dates indicated is as follows:

	October 31,
	2012			2011
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,053	$—	$124,053	$123,151	$—	$123,151
Amortizable trademarks	23,543	(10,866)	12,677	20,174	(9,782)	10,392
Amortizable licenses	13,919	(13,803)	116	14,380	(12,822)	1,558
Other amortizable intangibles	8,083	(5,480)	2,603	9,029	(5,987)	3,042

	$169,598	$(30,149)	$139,449	$166,734	$(28,591)	$138,143

Goodwill Related to Operating Segments

Goodwill related to the Company’s operating segments is as follows as of the dates indicated:

In thousands	July 31, 2013	October 31, 2012
EMEA	$191,123	$190,986
Americas	75,087	75,974
APAC	6,207	6,207

	$272,417	$273,167